Mining interests - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	$ 3,563,490
Interest capitalized to construction of qualifying assets	30,008	$ 0
Write-downs	636	19,905
Property, plant and equipment, ending balance	3,291,435	3,563,490
Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	928,614
Property, plant and equipment, ending balance	900,467	928,614
Buildings, plant & equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	880,472
Property, plant and equipment, ending balance	799,691	880,472
Construction-in-progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	1,394,143
Property, plant and equipment, ending balance	1,263,835	1,394,143
Exploration & evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	360,261
Property, plant and equipment, ending balance	327,442	360,261
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	6,413,195	4,411,220
Acquisitions		1,206,390
Additions	949,563	841,251
Interest capitalized to construction of qualifying assets	30,008
Disposals	(58,482)	(25,479)
Write-downs	(636)	(19,905)
Transfers	(4,958)	0
Change in mine restoration provision estimates	37,839	(282)
Property, plant and equipment, ending balance	7,366,529	6,413,195
Cost | Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	2,417,447	2,203,412
Acquisitions		0
Additions	152,559	193,443
Interest capitalized to construction of qualifying assets	0
Disposals	(21,087)	0
Write-downs	0	0
Transfers	771,391	21,087
Change in mine restoration provision estimates	32,333	(495)
Property, plant and equipment, ending balance	3,352,643	2,417,447
Cost | Buildings, plant & equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	1,954,150	1,679,345
Acquisitions		41,166
Additions	87,234	197,704
Interest capitalized to construction of qualifying assets	0
Disposals	(27,165)	(25,479)
Write-downs	0	0
Transfers	73,523	61,414
Change in mine restoration provision estimates	0	0
Property, plant and equipment, ending balance	2,087,742	1,954,150
Cost | Construction-in-progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	1,394,143	16,596
Acquisitions		1,050,326
Additions	685,869	388,272
Interest capitalized to construction of qualifying assets	30,008
Disposals	0	0
Write-downs	0	0
Transfers	(849,872)	(61,414)
Change in mine restoration provision estimates	3,687	363
Property, plant and equipment, ending balance	1,263,835	1,394,143
Cost | Exploration & evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	647,455	511,867
Acquisitions		114,898
Additions	23,901	61,832
Interest capitalized to construction of qualifying assets	0
Disposals	(10,230)	0
Write-downs	(636)	(19,905)
Transfers	0	(21,087)
Change in mine restoration provision estimates	1,819	(150)
Property, plant and equipment, ending balance	662,309	647,455
Accumulated depreciation, depletion, amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(2,849,705)	(2,136,490)
Disposals	24,509	16,397
Depreciation and depletion	(373,522)	(412,349)
Impairment	(876,376)	(317,263)
Property, plant and equipment, ending balance	(4,075,094)	(2,849,705)
Accumulated depreciation, depletion, amortization and impairment | Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(1,488,833)	(1,150,839)
Disposals	0	0
Depreciation and depletion	(192,495)	(241,194)
Impairment	(770,848)	(96,800)
Property, plant and equipment, ending balance	(2,452,176)	(1,488,833)
Accumulated depreciation, depletion, amortization and impairment | Buildings, plant & equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(1,073,678)	(853,167)
Disposals	24,509	16,397
Depreciation and depletion	(181,027)	(171,155)
Impairment	(57,855)	(65,753)
Property, plant and equipment, ending balance	(1,288,051)	(1,073,678)
Accumulated depreciation, depletion, amortization and impairment | Construction-in-progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	0	0
Disposals	0	0
Depreciation and depletion	0	0
Impairment	0	0
Property, plant and equipment, ending balance	0	0
Accumulated depreciation, depletion, amortization and impairment | Exploration & evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(287,194)	(132,484)
Disposals	0	0
Depreciation and depletion	0	0
Impairment	(47,673)	(154,710)
Property, plant and equipment, ending balance	$ (334,867)	$ (287,194)